Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Revenue	€ 796,967	€ 781,426	€ 751,448
Cost of revenue	(682,086)	(606,375)	(577,383)
Gross profit	114,881	175,051	174,065
Operating income and (expenses)
Research and development cost	(50,857)	(68,529)	(76,642)
Selling, general and administrative cost	(188,201)	(169,610)	(156,190)
Impairment/Reversal of impairment of intangible assets		(5,011)
Other operating income	52,700	64,793	81,582
Other operating expenses	(16,116)	(44,202)	(1,965)
Reorganization costs	(54,930)	0	0
Total operating income (expenses)	(257,403)	(222,558)	(153,215)
Operating income (loss)	(142,522)	(47,507)	20,850
Revenue from contributions	14,450	9,417	10,551
Shared R&D
Segments
Revenue	611,394	672,977	702,020
Operating income and (expenses)
Revenue from contributions	12,308	8,461	6,265
Just - Evotec Biologics
Segments
Revenue	185,573	108,449	49,428
Operating income and (expenses)
Revenue from contributions	2,142	956	4,286
Operating segments | Shared R&D
Segments
Cost of revenue	(509,361)	(492,674)	(482,704)
Gross profit	102,192	180,303	219,316
Operating income and (expenses)
Research and development cost	(51,146)	(68,529)	(76,635)
Selling, general and administrative cost	(158,915)	(143,167)	(135,071)
Impairment/Reversal of impairment of intangible assets		108
Other operating income	49,802	62,524	78,242
Other operating expenses	(13,924)	(39,361)	(1,965)
Reorganization costs	(54,179)
Total operating income (expenses)	(228,362)	(188,425)	(135,429)
Operating income (loss)	(126,170)	(8,122)	83,887
Operating segments | Just - Evotec Biologics
Segments
Cost of revenue	(173,068)	(113,701)	(94,679)
Gross profit	13,553	(5,252)	(45,252)
Operating income and (expenses)
Research and development cost	(576)		(7)
Selling, general and administrative cost	(29,286)	(26,442)	(21,119)
Impairment/Reversal of impairment of intangible assets		(5,119)
Other operating income	2,899	2,269	3,340
Other operating expenses	(2,192)	(4,841)
Reorganization costs	(751)
Total operating income (expenses)	(29,906)	(34,133)	(17,786)
Operating income (loss)	(16,353)	€ (39,385)	€ (63,037)
Elimination between the segments
Segments
Revenue	(1,208)
Cost of revenue	344
Gross profit	(865)
Operating income and (expenses)
Research and development cost	865
Total operating income (expenses)	865
Elimination between the segments | Shared R&D
Segments
Revenue	(160)
Elimination between the segments | Just - Evotec Biologics
Segments
Revenue	€ (1,049)